Investment Strategy - MKAM ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S. equity securities that generally mimic the performance of the S&P 500 Index while attempting to reduce volatility and mitigate drawdowns. The Fund’s exposure to U.S. equity securities can range from 0% to 100% but the Fund’s bias will be to participate in the stock market. When the Fund is not invested in U.S. equity securities it will typically invest in cash or cash equivalents, including United States Treasury Securities, money-market instruments, and money-market mutual funds (“Fixed-Income Investments”) which, at times, could represent
100% of the Fund’s portfolio. The Fund expects to obtain its desired exposure to these asset classes through direct investments or by investing in other ETFs or money-market funds that provide such exposure.
The Fund’s Sub-Adviser (MKAM ETF LLC) attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Sub-Adviser to periodically shift the assets of the Fund between U.S. equity securities and Fixed-Income Investments. The Fund’s allocation to these types of assets is determined by the Sub-Adviser’s proprietary stock market model (the “Model”), which focuses on two inputs: trends and valuation.
The Model is designed to identify a primary trend, or price direction, of stock and/or general market prices and assess the valuation of such securities and/or the market. Where the Model’s results suggest a rising markets trend and valuations are not considered excessive, the Fund’s portfolio will maintain a higher allocation to U.S. equities. Whereas, when the Model results suggest a falling markets trend and/or valuations are considered high, the Fund’s portfolio will be positioned to maintain a higher allocation to Fixed-Income Investments. At times the Model may identify a mixed market (i.e., some trends are positive, or the valuations are not exceedingly high) which will result in the Fund being partially invested in equity securities and partially invested in Fixed-Income Investments. The Fund’s asset allocations are dynamic and will change over time.
All investments in the portfolio are continually monitored, with the Fund’s portfolio being rebalanced when the Model’s allocation changes. It is expected that the Fund’s portfolio will be rebalanced monthly, but this may occur more or less frequently based on the Model’s asset allocation signals. On a daily basis, the Sub-Adviser’s Model determines trends and assesses valuation in the asset classes in which the Fund invests. The Model measures technical factors related to daily index price movements such as moving averages, relative strength and correlations to determine price trends in U.S. equities. Valuation will be assessed based on fundamental analysis. Fundamental analysis generally involves the review of a business’s financial statements, operational and management activities, competitive landscape, and markets. The Model produces specific buy and sell signals on the asset classes in which the Fund invests.
The Fund may buy index put options or sell index futures contracts, which can protect the Fund from a significant market drawdown. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. When the Fund sells an index futures contract it will be attempting to hedge against possible declines in the Fund’s equity portfolio. There is no assurance that the Fund’s use of these instruments will enable the Fund to achieve its investment objective.
The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.